Management's Plans and Liquidity	3 Months Ended
Jun. 30, 2011
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Note 2 – Management’s Plans and Liquidity

As of June 30, 2011, the Company’s current assets totaled $197.1 million and its current liabilities totaled $178.5 million. Therefore, its working capital was $18.5 million, as compared to working capital of $15.3 million as of December 31, 2010.

On August 5, 2011, H&H Group’s Amended and Restated Loan and Security Agreement (the “Wells Fargo Facility”) with Wells Fargo, National Association, as administrative agent thereunder, was further amended to, among other things, extend the maturity of the revolving credit facility (the “First Lien Revolver”) and the senior term loan facility (the “First Lien Term Loan”) to June 28, 2013. In addition, H&H Group’s Loan and Security Agreement with Ableco, L.L.C., as administrative agent for the lenders thereunder (the “Ableco Facility”) was also amended so that, among other things, the maturity of the subordinated term loan (the “Second Lien Term Loan”) was extended to June 28, 2013.

For HNH, the parent company, sources of cash flow consist of its cash on-hand, distributions from its principal subsidiary, H&H Group, and other discrete transactions.; H&H Group’s credit facilities effectively do not permit H&H Group to transfer any cash or other assets to HNH with the exception of (i) an unsecured loan for required payments to the WHX Corporation Pension Plan, a defined benefit pension plan sponsored by the Company (the “WHX Pension Plan”) and (ii) an unsecured loan for other uses in the aggregate principal amount not to exceed $3.5 million in any fiscal year. H&H Group’s credit facilities are collateralized by priority liens on all of the assets of its subsidiaries.

HNH’s ongoing operating cash flow requirements consist of arranging for the funding of the minimum requirements of the WHX Pension Plan and paying HNH’s administrative costs. As of June 30, 2011, HNH’s unfunded pension liability totaled $110.8 million. The return on plan assets and Company contributions to the plan have positively impacted the funded status of the plan in the past several years since the significant stock and other financial market declines beginning in 2008. However, during that time, a continued decline in discount rates, which reflect interest rates, have increased the plan obligations, negatively affecting the WHX Pension Plan’s funded status The Company expects to have required minimum contributions to the WHX Pension Plan totaling $10.5 million during the third and fourth quarters of 2011 and $17.5 million in 2012. Such required future contributions are determined based upon assumptions regarding such matters as discount rates on future obligations, assumed rates of return on plan assets and legislative changes. Actual future pension costs and required funding obligations will be affected by changes in the factors and assumptions described in the previous sentence, as well as other changes such as any plan termination.

As of June 30, 2011, HNH and its subsidiaries that are not restricted by loan agreements or otherwise from transferring funds to HNH had cash of approximately $2.0 million and current liabilities of approximately $18.1 million. Such current liabilities included $16.8 million of estimated required contributions to the WHX Pension Plan, which HNH is permitted to borrow from H&H Group pursuant to its credit facilities.

Management expects that HNH will be able to fund its activities in the ordinary course of business over at least the next twelve months.

The ability of H&H Group to draw on its revolving line of credit is limited by its borrowing base of accounts receivable and inventory. As of June 30, 2011, the Company’s availability under its U.S. revolving credit facility was $20.3 million. There can be no assurances that H&H Group will continue to have access to its lines of credit if financial performance of its subsidiaries do not satisfy the relevant borrowing base criteria and financial covenants set forth in the applicable financing agreements. If H&H Group does not meet certain of its financial covenants or satisfy the borrowing base criteria in its credit facilities, and if it is unable to secure necessary waivers or other amendments from the respective lenders on terms acceptable to management, its ability to access available lines of credit could be limited, its debt obligations could be accelerated by the respective lenders, and liquidity could be adversely affected.

Management is utilizing the following strategies to continue to enhance liquidity: (1) continuing to implement improvements, using the HNH Business System, throughout all of the Company’s operations to increase operating efficiencies, (2) supporting profitable sales growth both internally and potentially through acquisitions (see Note 6- “Acquisition”), (3) evaluating from time to time and as appropriate, strategic alternatives with respect to its businesses and/or assets (see Note 5 - “Discontinued Operations”) and (4) seeking financing alternatives that may lower its cost of capital and/or enhance current cash flow. The Company continues to examine all of its options and strategies, including acquisitions, divestitures, and other corporate transactions, to increase cash flow and stockholder value.

Management believes that the Company will be able to meet its cash requirements on a continuing basis for at least the next twelve months. However, that ability is dependent, in part, on the Company’s continuing ability to materially meet its business plans. There can be no assurance that the funds available from operations and under the Company’s credit facilities will be sufficient to fund its debt service costs, working capital demands, pension plan contributions, and environmental remediation costs. If the Company’s planned cash flow projections are not met, management could consider the additional reduction of certain discretionary expenses and the sale of certain assets and/or businesses.

Furthermore, if the Company’s cash needs are significantly greater than anticipated or the Company does not materially meet its business plans, the Company may be required to seek additional or alternative financing sources. There can be no assurance that such financing will be available or available on terms acceptable to the Company. The Company’s inability to generate sufficient cash flows from its operations or through financing could impair its liquidity, and would likely have a material adverse effect on its businesses, financial condition and results of operations.